Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity and Related Information
A summary of our stock option activity and related information is as follows:

		Weighted Average
	Stock Options	Exercise Price Per Share ($)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ thousands)
Outstanding at January 1, 2018	2,192,707	19.76
Granted	172,500	30.12
Exercised	(549,986)	18.73
Expired	(29,838)	20.28
Outstanding at December 31, 2018	1,785,383	21.07	1.72

At December 31, 2018:
Vested and expected to vest	1,785,383	21.07	1.72	—
Exercisable	1,612,883	20.10	1.33	—

Schedule of Key Inputs and Assumptions in Stock Option Valuation Models
The weighted average grant date fair value of stock options granted during 2018 was $6.84 per share.

2018
Valuation model	Monte Carlo
Exercise price ($)	30.12
Expected option term (in years)	2.83
Expected volatility of the Company’s stock (%)	35.00
Risk-free interest rate (%)	2.73
Dividend yield (%)	2.66

Summary of Stock Award Activity and Related Information
A summary of our stock award activity and related information is as follows:

	PSUs	Weighted Average Grant Date Fair Value ($)	RSUs	Weighted Average Grant Date Fair Value ($)
Nonvested at January 1, 2018	4,083,499	16.35	106,223	21.00
Granted	1,564,083	28.93	68,142	30.23
Vested	(882,426)	20.95	(114,452)	21.67
Forfeited	(495,109)	26.35	—	—
Nonvested at December 31, 2018	4,270,047	25.79	59,913	30.21

At December 31, 2018:
Unrecognized cost for nonvested awards ($ thousands)	46,820		677
Weighted average future recognition period (in years)	2.05		0.37

Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value
Details of the grants are as follows:

	2018	2017	2016
PSUs granted during the year	1,564,083	1,723,730	1,788,050
Weighted average grant date fair value ($)	28.93	17.74	21.08

RSUs granted during the year	68,142	117,745	117,551
Weighted average grant date fair value ($)	30.23	21.12	19.14

Schedule of Stock-Based Compensation Expense
Total compensation cost for our stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ thousands)	2018	2017	2016
Cost of services	1,923	26	1,302
Cost of product sales	445	(8)	330
Selling, general and administrative	27,702	4,628	22,304
Research and development	3,016	58	2,410
Stock-based compensation expense before income taxes	33,086	4,704	26,346
Income tax benefit	7,562	975	7,846
Total stock-based compensation, net of tax	25,524	3,729	18,500